Equipment, Net	12 Months Ended
Dec. 31, 2011
Equipment, Net

8. Equipment, Net

Equipment, net consists of the following:

	December 31,
	2010	2011
Media display equipment	$191,447,959	$232,824,888
Computers and office equipment	10,315,385	13,163,322
Leasehold improvements	2,025,582	2,745,253
Vehicles	1,245,472	2,437,679

Total	205,034,398	251,171,142
Less: accumulated depreciation and amortization	(136,147,602)	(172,129,022)

Total	$68,886,796	$79,042,120

The majority of the Group’s display equipment is installed on the premises of its lessors from whom space is rented, such as residential complexes and commercial locations.

Depreciation expense for the years ended December 31, 2009, 2010 and 2011 was $35,004,686, $28,270,063 and $28,787,221, respectively, of which $724,515, $355,004 and nil was related to discontinued operations.

In 2009, the Group determined that it would cease expansion of its digital poster frame network and, in response to a regulation promulgated by Shanghai Municipality Government in early 2009, the operation of its boat-based advertising platform on the Huangpu River. The Group recorded an aggregated impairment loss of $40,318,817 of related equipment for the year ended December 31, 2009.

The Group did not incur any impairment loss on equipment for the years ended December 31, 2010 and 2011.